Details share-based payment arrangements Materialise (Details)	12 Months Ended
	Dec. 31, 2018 EUR (€) shares € / shares	Dec. 31, 2017 shares
2007-2013 plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term | €	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	301,096
Number of warrants granted 2	166,800
Exercise price range 1 | € / shares	€ 7.86
Exercise price range 2 | € / shares	€ 8.54
Maximum number of warrants	75,010
Number of warrants exercised	4,775	25,714
Number of warrants outstanding after stock split | €	€ 4
Number of shares issued - exercised warrants	19,100
IPO plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term | €	10
vesting% first period	25.00%
vesting% second period	25.00%
vesting% third period	25.00%
vesting% fourth period	25.00%
Number of warrants granted 1	979,898
Number of warrants granted 2	36,151
Number of warrants granted 3	18,180
Exercise price range 1 | € / shares	€ 8.81
Number of warrants exercised	40,242
Number of shares issued - exercised warrants	40,242
2015 plan [member]
Disclosure of details share-based payment arrangements Materialise [line items]
Contractual term | €	10
vesting% first period	10.00%
vesting% second period	20.00%
vesting% third period	30.00%
vesting% fourth period	40.00%
Number of warrants granted 1	350,000
Number of warrants granted 2	2,000
Exercise price range 1 | € / shares	€ 6.45
Exercise price range 2 | € / shares	€ 10.08
Maximum number of warrants	1,400,000